Subsequent event (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent event
Impose confiscation of gains	¥ 30,000
Imposed fine	30,000
Imposed confiscation of gains and fines	¥ 60,000
Current assets		¥ 954,255	$ 149,744	¥ 1,268,695